Notes Payable	12 Months Ended
Oct. 31, 2022
Notes Payable
Notes Payable
15.	Notes Payable

As at	October 31, 2022	October 31, 2021
	$	$
Dreamweavers (i)	57	78
Term loans (ii)	-	1,600
Government loan (iii)(iv)	188	126
Notes payable (v)	12,012	11,650
Long-term contract liability (vi)(vii)(viii)	-	39
Total	12,257	13,493
Less current portion	-	(1,600)
Long-term	12,257	11,893

(i)	On May 23, 2019, the Company acquired all of the issued and outstanding shares of Dreamweavers for aggregate consideration of $3,094 which included 3,100,000 common shares with a fair value of $1,147, 1,550,000 purchase warrants exercisable at $0.75 per common share of High Tide and notes payables of $300 repayable over five years with zero interest rate due at each anniversary date. Notes payable was valued at $102 by discounting it over five years at market interest rate of 22%. During the year ended October 31, 2022, the Company incurred accretion of $40 (2021 - $40).
(ii)	On June 26, 2019, the Company purchased a building in Niagara, Ontario, for the purpose of opening a licensed retail cannabis store. The consideration for the building consisted of $754 in cash, out of which $54 was legal fees, a $1,600 vendor take back loan, and $300 paid in shares. The loan had a twelve-month term and an interest rate of 5.5% per annum payable monthly with a maturity date of June 30, 2020. On July 16, 2020, the Company extended the loan through Windsor Private Capital (“Windsor”), a Toronto-based merchant bank. The extended loan has a seventeen month term and bears an interest rate of 10% per annum payable monthly with a maturity date of December 30, 2021. The Company also incurred $43 in transaction costs, which will be expensed over the term of the loan using the effective interest rate. On October 7, 2022, the Company paid the outstanding balance of $1,600 of the loan.
(iii)	During the second quarter of 2021, the Company obtained a government loan under the Canada Emergency Response Benefit, part of Canada’s COVID-19 economic response plan. The loan bears no interest and has a maturity date of December 31, 2025. The note payable was recorded at its fair value of $69 by discounting it over six months at a market interest rate of 22%. During the year ended October 31, 2022, the Company incurred accretion of $22 (2021 - $22).
(iv)	On August 12, 2021, the Company acquired all of the issued and outstanding shares of DankStop which included a loan from the U.S. Small Business Administration under the Secured Disaster Loans for Covid-19 relief. The loan bears an interest rate of 3.75% per annum and has a maturity date of May 21, 2050. During the year ended October 31, 2022, the Company incurred accretion of $12 (2021 - $3).
(v)	On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included notes payable to Opaskwayak Cree Nation (“OCN”). Notes payable were valued at $12,783 at the date of acquisition by discounting it over two years at market interest rate of 15%. On January 6, 2021, the Company entered into another Amended Loan Agreement with OCN to remove the annual administration fee and extend the maturity date of the loan until December 31, 2024. As a result of the debt restructuring, the Company recognized a $1,145 debt restructuring gain in the statement of net loss and comprehensive loss for the year ended October 31, 2021. The carrying value of the loan balance as at October 31, 2022 amounts to $12,012. During the year ended October 31, 2022, the Company incurred accretion of $364 (2021 - $325).
(vi)	On March 18, 2022, the Company entered into a $2,500 term loan agreement with a private lender. The loan carries an interest rate of 15% per annum payable with a maturity date of July 31, 2022. During the year ended October 31, 2022, the Company incurred interest in the amount of $150 in relation to the outstanding notes payable. On August 1, 2022, the Company paid the principal balance of the loan.
(vii)	On April 28, 2022, the Company entered into a $2,000 term loan agreement with a private lender. The loan carries an interest rate of 12% per annum payable with a maturity date of July 28, 2022. A placement fee of $40 was deducted by the lender upon initial advance of funds which was expensed under financing cost during the year ended October 31, 2022. As well, during the year ended October 31, 2022, the Company incurred interest in the amount of $62 in relation to the outstanding notes payable. On September 1, 2022, the Company paid the principal balance of the loan.
(viii)	On June 21, 2022, the Company entered into a $5,000 term loan agreement with a private lender. The loan carries an interest rate of 10% per annum payable with a maturity date of June 21, 2023. Per the agreement, if the Company fails to secure funding from a financial institution by October 31, 2022, or an alternative source for minimum gross proceeds of $15,000,000; and if such failure continues unremedied for a period of 15 days, then the Company would be in default and the notes would be payable on demand. During the year ended October 31, 2022, the Company incurred interest in the amount of $193 in relation to the outstanding notes payable. On October 7, 2022 the Company paid the principal balance of the loan.